Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost	$ 1,907	$ 2,035	$ 1,746
Gross unrealized gains	390	316	228
Gross unrealized losses	35	72	115
Fair value	2,262	2,279	1,859
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	16	14	11
Gross unrealized losses	5	3	3
Fair value	11	11	8
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,891	2,021	1,735
Gross unrealized gains	390	316	228
Gross unrealized losses	30	69	112
Fair value	$ 2,251	$ 2,268	$ 1,851